Income Tax Expense - Schedule of components of income tax expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current income tax:
Current income tax charge	$ 24,208	$ 32,934	$ 28,114
Adjustment in respect of current income tax of previous year	2,943	2,225	(666)
Deferred tax expense:
Relating to origination and reversal of temporary differences	(6,938)	(15,050)	6,642
Income tax expense reported in the income statement	20,213	20,109	34,090
Hedging reserves		3,558	(3,558)
Income tax	(39)	(15,018)	4,289
Income tax charged directly to other comprehensive income	$ (39)	$ (11,460)	$ 731